Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Provision (benefit) for income taxes	The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2013	2012	2011
Current	$50,553	$55,010	$47,790
Deferred	12,485	(4,857)	1,252

	$63,038	$50,153	$49,042

Components of deferred tax assets and liabilities

Deferred income taxes are comprised of the following components:

	As of September 30,
	2013	2012
Deferred tax assets:
Deferred revenue	$50,623	$38,214
Employee compensation and benefits	75,356	74,248
Intangible assets, computer software and intellectual property	11,518	13,747
Tax credits, net capital and operating loss carryforwards	166,639	168,015
Other	40,754	37,902

Total deferred tax assets	344,890	332,126
Valuation allowances(1)	(127,202)	(117,011)

Total deferred tax assets, net	217,688	215,115

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(53,095)	(40,175)
Intangible assets, computer software and intellectual property	(109,354)	(101,583)
Other	(34,990)	(28,131)

Total deferred tax liabilities	(197,439)	(169,889)

Net deferred tax assets	$20,249	$45,226

(1)	Subsequent releases of the valuation allowances, if any, will be recognized through earnings.

Effective income tax rate varied from the statutory Guernsey tax rate

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2013	2012	2011
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(2)	13	11	12

Effective income tax rate	13%	11%	12%

(2)	In fiscal 2013, foreign taxes include a benefit of $29,786 attributable to the expiration during fiscal 2013 of the statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions.

Aggregate changes in balance of Company's gross unrecognized tax benefits

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2013	2012	2011
Balance at beginning of fiscal year	$133,874	$132,861	$118,662
Additions based on tax positions related to the current year	19,527	20,183	19,849
Additions for tax positions of prior years	10,750	4,918	3,548
Reductions for tax positions of prior years	—	(5,527)	—
Settlements with tax authorities	(3,994)	(3,290)	(5,231)
Lapse of statute of limitations	(29,786)	(15,271)	(3,967)

Balance at end of fiscal year	$130,371	$133,874	$132,861